Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019
Leases [Abstract]
Operating leases, FY2021	$ 16,843
Operating leases, FY2022	14,523
Operating leases, FY2023	11,072
Operating leases, FY2024	8,311
Operating leases, FY2025	7,042
Operating leases, Thereafter	27,192
Total operating lease payments	84,983
Operating leases, Less: Imputed interest	(17,157)
Operating lease, liability	67,826	$ 84,663
Finance leases, FY2021	8,545
Finance leases, FY2022	5,571
Finance leases, FY2023	2,707
Finance leases, FY2024	2,138
Finance leases, FY2025	1,308
Finance leases, Thereafter	9,954
Total finance lease payments	30,223
Finance leases, Less: Imputed interest	(6,290)
Total finance lease liabilities	23,933
Total lease payment, FY2021	25,388
Total lease payment, FY2022	20,094
Total lease payment, FY2023	13,779
Total lease payment, FY2024	10,449
Total lease payment, FY2025	8,350
Total lease payments, Thereafter	37,146
Total lease payments	115,206
Total lease payment, Less: Imputed interest	(23,447)
Total lease liabilities	$ 91,759